Subsequent Events (Details) - Subsequent events - O 2024 A Dividends $ / shares in Units, $ in Millions	3 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Subsequent Events
Dividends payable, date declared	2025-03
Cash dividend declared (US$/share)	$ 0.82
Dividends payable, date of record	Apr. 09, 2025
Aggregate amount of dividend payable | $	$ 200
ADS
Subsequent Events
Cash dividend declared (US$/share)	$ 0.82